License Agreements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2021	Jul. 31, 2021
License Agreement Disclosure [Line Items]
Research and development capitalization	$ 22,919,000	$ 23,313,000
Regents of the University of California [Member]
License Agreement Disclosure [Line Items]
Payable in connection with the closing of the merger agreement			$ 1,000,000
Research and development capitalization	$ 15,000	$ 15,000
Regents of the University of California [Member] | Amendment to the License Agreement [Member]
License Agreement Disclosure [Line Items]
Payable in connection with the closing of the merger agreement				$ 1,000,000
Regents of the University of California [Member] | Amendment to the License Agreement [Member] | Certain Clinical and Regulatory Milestones [Member]
License Agreement Disclosure [Line Items]
Remaining milestone payments payable				$ 375,000